Other Income, Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Component of Other Income Operating [Line Items]
Gift card breakage income					$ (22)		$ (20)		$ (20)
Credit card program income					(13)		(19)		(31)
Net gains on sales of properties					(3)		(10)		(6)
Impairment of long-lived assets					6		11		7
Gain on litigation settlement					0		0		(51)
Other					(12)	[1]	(13)	[1]	(11)	[1]
Total	$ (12)	$ (10)	$ (23)	$ (20)	$ (44)		$ (51)		$ (112)

[1]	Includes gains and losses resulting from foreign currency translation related to operations, fixed asset write-offs and other miscellaneous income and expense charges.